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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):
    is a restatement.                       [   ]
    adds new holdings entries.              [   ]

Institutional Investment Manager Filing this Report:

Name:    Arthur D. Charpentier
Address: 520 White Plains Road
         Suite 500
         Tarrytown, New York  10591


Form 13F File Number: 28-6794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Arthur D. Charpentier
Title:
Phone:   (914) 467-5285

Signature, Place, and Date of Signing:

  /s/ Arthur D. Charpentier  Tarrytown, New York  February 13, 2001
  _________________________  ____________________  _______________
    [Signature]                 [City, State]        [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-






































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     11

Form 13F Information Table Value Total:     $163,162



List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name




























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
                                                            FORM 13F
                                                      Arthur D. Charpentier
                                               ITEM 4:                                   ITEM 7:              ITEM 8:
                      ITEM 2:       ITEM 3:    FAIR           ITEM 5:      ITEM 6:       MANAGERS
ITEM 1:               TITLE         CUSIP      MARKET         SHRS OR      INVESTMENT    See          VOTING AUTHORITY (shares)
NAME OF ISSUER        OF CLASS      NUMBER     VALUE          PRN AMT      DISCRETION    INSTR. V     SOLE   SHARED  NONE
-------------------   ---------     ---------  ------------   -----------  ----  ----    --------     ----   ------  -----

C.H. Robinson
  Worldwide, Inc.   Common         12541W100    8,551,000     272,000       SOLE                    272,000
Capital One
  Finiancial Corp.  Common         14040H105   51,504,863     782,600       SOLE                    782,600
Conseco Inc.        Common         550819106   13,762,071     991,861       SOLE                    991,861
Delphi Automotive
  Systems           Common         247126105    4,185,000     372,000       SOLE                    372,000
Equifax Inc.        Common         294429105   11,837,897     412,650       SOLE                    412,650
Hub Group Inc. CL-A Common         443320106    1,935,000     215,000       SOLE                    215,000
IndyMac Bancorp.
  Inc.              Common         44977L100   22,331,500     757,000       SOLE                    757,000
National Data Corp. Common         635621105   18,770,313     512,500       SOLE                    512,500
Schawk Inc.         Common         806373106    3,698,625     422,700       SOLE                    422,700
Charles Schwab
  Corp.             Common         808513105   22,405,524     789,622       SOLE                    789,622
ServiceMaster       Common         81760N109    4,180,250      363500       SOLE                    363,500

























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